Defined benefit plans - Summary of composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [abstract]
Debt securities	₩ 5,002	₩ 31,140
Due from banks	2,044,101	2,115,397
Other	217,145	230,280
Plan assets	₩ 2,266,248	₩ 2,376,817